DEFERRED REVENUES (Tables)	9 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]

Deferred revenues are summarized as follows:

Advance payment received	$200,000
Total revenue recognized as of March 31, 2012	(21,109)
Revenue recognized nine months ended December 31, 2012	(10,000)
Total Deferred Revenues as of Current Balance Sheet Date	168,891

Current Portion of Deferred Revenues as of Current Balance Sheet Date	13,333
Non-Current Portion of Deferred Revenues as of Current Balance Sheet Date	155,556